HEDGING FINANCIAL INSTRUMENTS - Summary of hedge instruments, contractual information (Details) - Derivatives $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($) USD ($)	Dec. 31, 2024 TWD ($) USD ($)
Financial assets at FVTOCI
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	$ 711.9	$ 3,129.2
Accumulated Amount of Fair Value Hedge Adjustments	$ 0.8	$ (11.0)
Interest rate futures contracts | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Contract Amount (US$ in Millions)	23.7	40.4